INVENTORIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Handsets and accessories	₽ 12,827	₽ 12,412
Spare parts for telecommunication equipment	110	984
Advertising and other materials	964	912
SIM cards and prepaid phone cards	726	700
TV equipment for resale	425	494
Software and equipment for installation and resale	152	13
Total inventories	₽ 15,204	₽ 15,515
Expected utilization after year end of spare parts for telecommunication equipment, in months	12 months